Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shared authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,547,845	1,514,155	1,105,155
Preferred stock, shares outstanding	1,547,845	1,514,155	1,105,155
Preferred stock, dividends (in dollars)	$ 2,208	$ 1,956	$ 361
Preferred Stock, Liquidation preference (in dollars)	$ 13,614	$ 13,232	$ 8,758
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shared authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,883,446	12,883,446	9,300,439
Common stock, shares outstanding	12,729,563	12,729,563	9,146,556
Treasury stock, shares	153,883	153,883	153,883